ADVANCE TO VENDORS, NET - Schedule of Allowance for Doubtful Accounts for Advance to Vendors (Details) - Nonrelated Party - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
ADVANCE TO VENDORS, NET - Schedule of Allowance for Doubtful Accounts for Advance to Vendors (Details) [Line Items]
Beginning balance	$ 266,351	$ 175,135	$ 254,538
Additions (reversal)	310,532	92,604	(67,570)
Foreign currency translation adjustments	8,392	(1,388)	(11,833)
Ending balance	$ 585,275	$ 266,351	$ 175,135